Prepaid Expenses and Other Assets	9 Months Ended
Sep. 30, 2023
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
PREPAID EXPENSES AND OTHER ASSETS
8. Prepaid Expenses and Other Assets
Prepaid expenses and other assets consisted of the following:

	As of September 30,	As of December 31,
(Amounts in thousands)	2023	2022
Prepaid expenses	$27,095	$26,366
Tax receivables	9,717	18,139
Security Deposits	15,233	14,369
Loans held for investment	4,163	—
Prepaid compensation asset	—	5,615
Inventory—Homes	—	1,139
Net investment in lease	$—	$944
Total prepaid expenses and other assets	$56,208	$66,572
Prepaid Compensation Asset—Prepaid compensation asset, which is related to prepaid expenses and other assets as shown in the table above, consists of a one-time retention bonus given to Kevin Ryan, Chief Financial Officer of the Company, in the form of a forgivable loan of $6.0 million, with an annual compounding interest rate of 3.5% on August 18, 2022. Subject to Mr. Ryan’s active employment by the Company and status of good standing on each of December 1, 2023, December 1, 2024, December 1, 2025 and December 1, 2026, 25% of the principal amount of, and accrued and unpaid interest on, the loan will be forgivable on each such dates. Further, the outstanding principal and interest will be forgivable upon Mr. Ryan’s death, termination as part of a reduction in force, the elimination or substantial reduction of Mr. Ryan’s role, a change in control of the Company, the Company’s insolvency or filing of bankruptcy or Mr. Ryan’s termination by the Company without cause. The loan will also be forgiven if it would violate applicable law, including Section 402 of the Sarbanes-Oxley Act as implemented in Section 13(k) of the Exchange Act. In the event of Mr. Ryan’s voluntary separation from the Company or termination by the Company for cause, any outstanding principal and interest will be due in full on the date that is twenty-four (24) months from the date of termination. The Company was recognizing the expense ratably over time until December 1, 2026 or until forgiveness based on the events discussed above.
In August 2023, in connection with and prior to the closing of the Merger, the Company has forgiven Mr. Ryan’s loan in the amount of $6.0 million plus accrued interest of $0.2 million and as such the Company is in compliance with Section 402 of the Sarbanes-Oxley Act as implemented in Section 13(k) of the Exchange Act.
As a result of the forgiveness, the Company has recognized $4.8 million and $0.1 million of compensation expense during the three months ended September 30, 2023 and 2022, respectively. The Company has recognized $5.5 million and $0.1 million of compensation expense during the nine months ended September 30, 2023 and 2022, respectively. In addition, the Company has agreed to reimburse and make whole Mr. Ryan with the withholding taxes incurred in connection with the forgiveness of the loan which resulted in additional compensation expense of $3.9 million for the three and nine months ended September 30, 2023.
Loans Held for Investment—The Company holds a small amount of loans held for investment, which were acquired as part of the Birmingham acquisition in April 2023. For these loans, management has the intent and ability to hold for the foreseeable future or until maturity or payoff and are reported at amortized cost, which is the principal amount outstanding, net of cumulative charge-offs, unamortized net deferred loan origination fees and costs and unamortized premiums or discounts on purchased loans.
The allowance for credit losses is a valuation account that is deducted from the loans held for investment amortized cost basis to present the net amount expected to be collected on the loans. Loans are charged-off against the allowance when management believes the loan balance is deemed to be uncollectible. Management's estimation of expected credit losses is based on relevant information about past events, current conditions, and reasonable and supportable forecasts that affect the collectability of the reported amounts, including expected defaults and prepayments. The Company recognized an immaterial current expected credit loss for loans held for investment as of September 30, 2023.
9. PREPAID EXPENSES AND OTHER ASSETS
Prepaid expenses and other assets consisted of the following:

	As of December 31,
(Amounts in thousands)	2022	2021
Other prepaid expenses	$26,366	$22,931
Net investment in lease	944	11,058
Tax receivables	18,139	20,250
Prefunded loans in escrow	—	12,148
Merger transaction costs	—	14,263
Security Deposits	14,369	9,226
Prepaid compensation asset	5,615	—
Inventory—Homes	1,139	1,122
Total prepaid expenses and other assets	$66,572	$90,998
Prepaid compensation asset consists of a one-time retention bonus given to Kevin Ryan, Chief Financial Officer of the Company, in the form of a forgivable loan of $6,000,000, with an annual compounding interest rate of 3.5% on August 18, 2022. Subject to Mr. Ryan’s active employment by the Company and status of good standing on each of December 1, 2023, December 1, 2024, December 1, 2025 and December 1, 2026, the principal and compound interest of the loan will be forgivable on each such dates. Further, the outstanding principal and interest will be forgivable upon Mr. Ryan’s death, termination as part of a reduction in force, the elimination or substantial reduction of Mr. Ryan’s role, a change in control of the Company, the Company’s insolvency or filing of bankruptcy or Mr. Ryan’s termination by the Company without cause. In the event of Mr. Ryan’s voluntary separation from the Company or termination by the Company for cause, any outstanding principal and interest will be due in full on the date that is twenty-four (24) months from the date of termination.